Research and Development Expense - Schedule of Research and Development Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Research and Development Expense [Abstract]
Pre-clinical projects	$ 1,830,871	$ 562,083		$ 408,034
Clinical projects	72,624	143,258		70,258
Product and process development	20,003	405,555		208,612
Employee benefits and expenses	1,599,108	1,591,056		1,493,507
Patents and trademarks	185,754	461,567		162,920
Regulatory projects	3,612	66,256		35,705
Impairment intangible assets				12,920,248
Other research and development expense	15,033	148,537		11,261
Total research and development expense	$ 3,727,005	$ 3,378,312	[1]	$ 15,310,545	[1]

[1]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).